Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities	Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2020	12/31/2019
Deferred tax assets
Loans and other financing	1,708,157	393,633
Provisions and employee benefits	591,113	529,485
Allowances for contingencies	365,174	594,761
Inflation adjustment (section d) of this note)	112,133	7,404,561
Leases	106,147	82,349
Other	161,767	407,933

Total deferred tax assets	3,044,491	9,412,722

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	6,851,232	7,104,570
Intangible assets	1,377,624	1,320,956
Investments in other companies	1,283,901	889,262
Profit or loss for forward sale	511,718	317,513
Other	404,949	484,485

Total deferred tax liabilities	10,429,424	10,116,786

Net deferred tax liabilities	7,384,933	704,064

Schedule of Changes in Net Deferred Tax Liabilities
Changes in net deferred tax assets and liabilities as of December 31, 2020 and 2019 are summarized as follows:

	12/31/2020	12/31/2019
Net deferred tax liabilities at beginning of year	704,064	4,903,673
(Loss) / Profit for deferred taxes recognized in the statement of income	(6,680,869)	4,252,350	(*)
Other tax effects		(52,741)

Net deferred tax liabilities at fiscal year end	7,384,933	704,064

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated financial statements are as follows:

	12/31/2020	12/31/2019	12/31/2018
Current income tax expense (see section d) of this note)	4,401,927	17,920,438	14,994,896	(*)
Loss / (Profit) for deferred taxes recognized in the statement of income	6,680,869	(4,252,350)	887,187
Other tax effects		52,741	90,972
Monetary effects	1,964,154	3,897,322	3,862,096

Income tax loss recorded in the statement of income	13,046,950	17,618,151	19,835,151
Income tax loss / (profit) recorded in other comprehensive income	128,007	198,128	(302,153)

	13,174,957	17,816,279	19,532,998

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount	The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2020	12/31/2019	12/31/2018
Accounting Income before tax on continuing operations	39,201,644	45,823,464	18,335,432
Applicable income tax rate	30%	30%	30%

Income tax on income carrying amount	11,760,493	13,747,039	5,500,630

Net permanent differences and other tax effects	(8,117,904)	(9,069,732)	297,930
Monetary effects	9,404,361	12,940,844	14,036,591

Total income tax	13,046,950	17,618,151	19,835,151